PREFERRED STOCK (Details Textual) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended				3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended	12 Months Ended
	Mar. 07, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 07, 2014 Original Warrants [Member]	Mar. 07, 2014 New Warrants [Member]	Mar. 07, 2014 Subsequent Event [Member] Original Warrants [Member]	Mar. 07, 2014 Subsequent Event [Member] New Warrants [Member]	Mar. 31, 2014 Debenture And Warrant Transaction [Member]	Dec. 31, 2013 Debenture And Warrant Transaction [Member]	May 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2013 Series A Convertible Preferred Stock [Member]	Mar. 31, 2014 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Apr. 30, 2013 Series C Convertible Preferred Stock [Member]	Mar. 31, 2014 Series C Convertible Preferred Stock [Member]	Dec. 31, 2013 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Aug. 19, 2013 Series D Convertible Preferred Stock [Member]	Dec. 31, 2013 Series D Convertible Preferred Stock [Member]	Mar. 31, 2014 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shareholders Entitled To Receive Stated Value, Per Share											$ 1.00
Conversion of Stock, Description											The series A shares are convertible into the Companys common stock at a stated conversion price that is equal to the lessor of 1) 110% of the closing common stock price on the date of conversion or 2) 80% of the lowest closing common stock price occurring during a 30 trading day period prior to notice of conversion.
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 750,000
Common Stock, Voting Rights															The holders of Series C shares are entitled to 300 common stock equivalent votes per share on all corporate matters except those that by law only require a single series vote.
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments, Total			1,559,195																1,250,000
Preferred Stock Shares, Designated												250,000	250,000	250,000		750,000	750,000	750,000	1,300	1,300	1,300	0
Preferred Stock, Par or Stated Value Per Share												$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%	8.00%															8.00%
Debt Instrument, Convertible, Conversion Price																			$ 0.03
Preferred Stock, Conversion Basis																			The conversion price for the Series D Preferred Stock shall equal $0.03 per share, subject to adjustment; provided, however , in the event that during any period that the Series D Preferred Stock is outstanding, a holder delivers a conversion notice within 5 trading days following a period that the average of 5 consecutive Volume Weighted Average Prices (VWAPs) is less than $0.02, the conversion price shall be thereafter reduced, and only reduced, to equal the lesser of the then conversion price and 75% of the average of the lowest 5 consecutive VWAPs prior to the delivery of such conversion notice.
Warrants Issued To Purchase Common Stock, Shares			83,333,251							83,333,251
Warrants Exercise Price, Per Share									$ 0.06	$ 0.06
Warrants Exercisable Term										3 years
Warrants Exercise Price, Per Share, Based On Conditions									$ 1	$ 0.001
Convertible Preferred Stock Shares Converted To Common Stock												8,094,117
Convertible Preferred Stock, Shares Issued upon Conversion												250,000
Preferred Stock, Redemption Terms																				The redemption amount upon any triggering event is equal to the greater of 1) 130% of the stated value or 2) the stated value divided by the then conversion price multiplied by the VMAP on the trading day immediately preceding the triggering event, plus any accrued and unpaid dividends.
Adjustments to Additional Paid in Capital, Warrant Issued							60,000,000
Proceeds from Warrant Exercises		$ 3,600,000					$ 3,600,000
Warrants To Purchase Of Common Stock Price Per Share							$ 0.06
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.12						0.12
Warrants Term								5 years
Common Stock Warrants Closing Price Per Share		$ 0.18						$ 0.18
Warrants To Purchase Of Common Stock Shares								45,000,000
Warrant To Purchase Of Common Stock Exercised Description	Pursuant to the offer to exercise dated February 13, 2014 as supplemented on March 6, 2014, the holders of outstanding warrants to purchase shares of common stock of the Company at a price of $0.06 (the Original Warrants) were offered the opportunity to exercise their Original Warrants and receive warrants (the New Warrants) to purchase three (3) shares of common stock of the Company for every four (4) Original Warrants exercised.				every four (4) Original Warrants	purchase three (3) shares of common stock